American Century Variable Portfolios, Inc.

STATEMENT OF ADDITIONAL INFORMATION SUPPLEMENT

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VP BALANCED FUND * VP CAPITAL APPRECIATION FUND * VP GLOBAL GROWTH FUND
VP GROWTH FUND * VP INCOME & GROWTH FUND * VP INTERNATIONAL FUND
VP LARGE COMPANY VALUE FUND * VP MID CAP VALUE FUND * VP ULTRA® FUND
VP VALUE FUND * VP VISTA(SM) FUND

Supplement dated August 1, 2008 * Statement of Additional Information dated May
1, 2008

THE FOLLOWING REPLACES THE SECTION OF THE TABLE REGARDING MANAGEMENT FEES FOR VP
ULTRA ON PAGES 49-50.

FUND                CLASS                          PERCENTAGE OF STRATEGY ASSETS
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VP Ultra            Class I & Class III            1.000% of first $500 million
                                                   0.950% of next $500 million
                                                   0.900% over $1 billion
                    ------------------------------------------------------------
                    Class II                       0.900% of first $500 million
                                                   0.850% of next $500 million
                                                   0.800% over $1 billion
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American Century Investment Services, Inc., Distributor

©2008 American Century Proprietary Holdings, Inc. All rights reserved.

CL-SPL-61544 0808